Commitments and Contingencies -Schedule of Product Warranty Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, January 1	$ 15,918	$ 15,749
Provision	1,516	4,033
Utilized	(3,643)	(4,179)
Foreign currency adjustment	95	(423)
Balance, June 30	$ 13,696	$ 16,026